Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$249,486	$180,047	$450,239	$321,244
Europe	57,901	77,047	117,352	150,963
America	39,551	23,567	88,869	45,071
Total	$346,938	$280,661	$656,460	$517,278